FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT [Text Block]

NOTE 21 - FINANCIAL RISK MANAGEMENT

(a) Capital management

The Company defines capital as the components of shareholders' equity. The Company's objectives when managing capital are to support further advancement of the Company's business objectives, as well as to ensure that the Company is able to meet its financial obligations as they come due.

The Company manages its capital structure to maximize its financial flexibility making adjustments to it in response to changes in economic conditions and the risk characteristics of the underlying assets and business opportunities. The Company relies on the expertise of the Company's management to sustain the future development of the business. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.

There were no changes in the Company's approach to capital management during the year ended December 31, 2021. The Company is not subject to externally imposed capital requirements.

(b) Financial instruments - fair value

The Company's financial instruments consist of cash, trade receivables, deposits, accounts payable and accrued liabilities, mortgage payable, lease liability and loan payable.

As at December 31, 2021, the carrying values of cash, amounts receivable, accounts payable and accrued liabilities approximated their fair value because of the short-term nature of these instruments.

Financial instruments measured at fair value on the consolidated statements of financial position are summarized into the following fair value hierarchy levels:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

(c) Financial instruments - risk

The Company's financial instruments are exposed to certain financial risks, including credit risk, liquidity risk and interest rate risk.

Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes amounts owed to the Company by these counterparties, less any amounts owed to the counterparty by the Company where a legal right of offset exists and also includes the fair values of contracts with individual counterparties which are recorded in the consolidated financial statements.

The Company's credit risk is predominantly related to cash balances held in financial institutions and accounts receivable. The maximum exposure to credit risk is equal to the carrying value of such financial assets. At December 31, 2021, the Company expects to recover the full amount of such assets having already incurred a bad debt expense in relation to accounts receivable during the year.

The objective of managing counterparty credit risk is to minimize potential losses in financial assets. The Company assesses the quality of its counterparties, taking into account their credit worthiness and reputation, past performance and other factors.

Cash is only deposited with or held by major financial institutions where the Company conducts its business.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities as they come due. The Company manages its liquidity risk by reviewing on an ongoing basis its capital requirements.

As at December 31, 2021, the Company had a cash balance of $744,541 and current liabilities of $5,341,267 (December 31, 2020 - $1,145,461 and $3,590,794 respectively).

Interest rate risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. The Company's mortgage payable, and lease liability carry fixed interest rates and as such, the Company is not exposed to interest rate risk.

Foreign currency risk

Foreign currency risk derives from fluctuations in exchange rates between currencies when transacting business in multiple currencies. The Company's business is substantially all conducted in Canadian dollars so it is not subject to any significant foreign currency risk.

Economic dependence

Economic dependence risk is the risk of reliance upon a select number of customers which significantly impact the financial performance of the Company. During the year ended December 30, 2021, two customers represented approximately 99% of the Company's revenue (2020 - three customers' representing 79%,16% and 5% of revenue).